FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS - FAIR VALUE MEASUREMENT AT REPORTING DATE (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	$ 1,754.7	$ 1,353.2
Derivative Asset	20.6	28.2
Separate Accounts assets	3,062.1	2,704.2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Industrial and Miscellaneous
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	1,899.3	1,394.8
Estimate of Fair Value Measurement
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Common stocks	0.2	0.2
Derivative Asset	3.6	15.1
Separate Accounts assets	2,598.8	2,263.2
Total Assets at Fair Value	2,602.6	2,278.5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 1
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Common stocks	0.0	0.0
Derivative Asset	0.0	0.0
Separate Accounts assets	2,591.8	2,248.9
Total Assets at Fair Value	2,591.8	2,248.9
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 2
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Common stocks	0.0	0.0
Derivative Asset	3.6	15.1
Separate Accounts assets	7.0	14.3
Total Assets at Fair Value	10.6	29.4
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 3
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Common stocks	0.2	0.2
Derivative Asset	0.0	0.0
Separate Accounts assets	0.0	0.0
Total Assets at Fair Value	0.2	0.2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Net Asset Value (NAV)
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Common stocks	0.0	0.0
Derivative Asset	0.0	0.0
Separate Accounts assets	0.0	0.0
Total Assets at Fair Value	0.0	0.0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Commercial Mortgage-Backed Securities
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Commercial Mortgage-Backed Securities | Level 1
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Commercial Mortgage-Backed Securities | Level 2
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Commercial Mortgage-Backed Securities | Level 3
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Commercial Mortgage-Backed Securities | Net Asset Value (NAV)
Assets, Fair Value Disclosure [Abstract]
Estimated Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Industrial and Miscellaneous
Assets, Fair Value Disclosure [Abstract]
Common stocks	0.2	0.2
Estimate of Fair Value Measurement | Industrial and Miscellaneous | Level 1
Assets, Fair Value Disclosure [Abstract]
Common stocks	0.0	0.0
Estimate of Fair Value Measurement | Industrial and Miscellaneous | Level 2
Assets, Fair Value Disclosure [Abstract]
Common stocks	0.0	0.0
Estimate of Fair Value Measurement | Industrial and Miscellaneous | Level 3
Assets, Fair Value Disclosure [Abstract]
Common stocks	0.2	0.2
Estimate of Fair Value Measurement | Industrial and Miscellaneous | Net Asset Value (NAV)
Assets, Fair Value Disclosure [Abstract]
Common stocks	0.0	0.0
Estimate of Fair Value Measurement | Options
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	3.6	15.1
Estimate of Fair Value Measurement | Options | Level 1
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0.0	0.0
Estimate of Fair Value Measurement | Options | Level 2
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	3.6	15.1
Estimate of Fair Value Measurement | Options | Level 3
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0.0	0.0
Estimate of Fair Value Measurement | Options | Net Asset Value (NAV)
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	$ 0.0	$ 0.0